Schedule of Other Receivables, Deposits and Prepayments (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Other Receivables Deposits And Prepayments
Other receivables		$ 804
Deposits	11,313	10,648
Prepayments	56,881	11,420
Total other receivables, deposits and prepayments	$ 68,194	$ 22,872